REIMBURSEMENT RIGHTS AND OBLIGATIONS	3 Months Ended
Mar. 31, 2022
REIMBURSEMENT RIGHTS AND OBLIGATIONS
REIMBURSEMENT RIGHTS AND OBLIGATIONS

NOTE 13 - REIMBURSEMENT RIGHTS AND OBLIGATIONS

	3/31/2022	12/31/2021
Current assets
Fuel consumption bill - CCC	593,241	583,863
Reimbursement of fixed assets in progress – AIC (a)	211,094	184,985
	804,335	768,848

Non-current assets
Fuel consumption bill - CCC	5,457,263	5,569,712
Reimbursement of fixed assets in progress– AIC (a)	451,576	397,737
CCC - ECL provision	(340,063)	(340,063)
	5,568,776	5,627,386

Total right of reimbursement	6,373,111	6,396,234

Current liabilities
Angra 2 Detour	—	22,259
PROINFA	1,199,689	836,744
	1,199,689	859,003

Total repayment obligation	1,199,689	859,003

a)	Reimbursement of AIC

In January 2022, Eletrobras’s Board of Directors decided to approve the amount of R$ 121,033 proposed by Ceron (currently Energisa Rondônia) for the reimbursement of the AIC. In addition, the signing of the AIC Reimbursement Agreement, to be entered into by Eletrobras and the distributor, Energisa, was also approved. As defined in the Share Purchase Agreement and Other Covenants, Energisa Rondônia will pay the reimbursement amount in 60 installments, with the outstanding balance being adjusted by 111% of the SELIC rate (see Note 33).